Employee benefit obligations - Plan assets comprise (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 338	$ 350
Percentage of plan assets	100.00%	100.00%
Maximum percentage of common ownership of the two sponsoring employers	80.00%
Payment for defined benefit plan	$ 26
Target return funds
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 176	$ 177
Percentage of plan assets	52.00%	51.00%
Bonds
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 105	$ 102
Percentage of plan assets	31.00%	29.00%
Cash/other
Disclosure of fair value of plan assets [line items]
Plan Assets	$ 57	$ 71
Percentage of plan assets	17.00%	20.00%